Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	424,859	315,513
Carrying amount, assets	$ 6,054	$ 5,591
Carrying amount, liabilities	$ 4,860	$ 3,667
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	172,985	162,062
Carrying amount, assets	$ 3,729	$ 4,973
Carrying amount, liabilities	2,965	2,573
Change in fair value	$ (1,043)	$ 4,064
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	92,268	81,873
Carrying amount, assets	$ 1,128	$ 913
Carrying amount, liabilities	3,638	4,413
Change in fair value	$ 1,426	$ (5,599)
Weighted average rate of hedging instrument	2.46%	2.33%
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	218,099	123,308
Carrying amount, assets	$ 2,325	$ 511
Carrying amount, liabilities	1,373	1,116
Change in fair value	2,519	(4,338)
Change in fair value	2,489	(4,314)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 30	$ (24)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	361,312	276,589
Carrying amount, assets	$ 5,119	$ 5,066
Carrying amount, liabilities	$ 4,080	$ 3,501
Interest rate | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	92,268	81,873
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	172,985	162,062
Change in fair value	$ 1,048	$ (4,122)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 5	$ (59)
Interest rate | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	92,268	81,873
Carrying amount, assets	$ 1,128	$ 913
Carrying amount, liabilities	3,638	4,413
Change in fair value	(1,397)	5,565
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 29	$ (34)
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	188,327	114,527
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	63,547	38,924
Carrying amount, assets	$ 935	$ 525
Carrying amount, liabilities	$ 780	$ 166
Foreign exchange | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	0
Carrying amount, assets	$ 0	$ 0
Carrying amount, liabilities	$ 0	$ 0
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	172,985	162,062
Carrying amount, assets	$ 3,729	$ 4,973
Carrying amount, liabilities	2,965	2,573
Change in fair value	$ (1,043)	$ 4,064
Derivatives | Interest rate | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	92,268	81,873
Carrying amount, assets	$ 1,128	$ 913
Carrying amount, liabilities	3,638	4,413
Change in fair value	$ 1,426	$ (5,599)
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	188,327	114,527
Carrying amount, assets	$ 1,390	$ 93
Carrying amount, liabilities	1,116	950
Change in fair value	1,542	(4,997)
Change in fair value	1,512	(4,973)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 30	$ (24)
Derivatives | Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	29,772	8,781
Carrying amount, assets	$ 935	$ 418
Carrying amount, liabilities	257	166
Change in fair value	977	659
Change in fair value	977	659
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0